Other current liabilities	12 Months Ended
Dec. 31, 2021
Other current liabilities
Other current liabilities

13.Other current liabilities

The following is a summary of other current liabilities as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB	RMB
Professional service fee	9,245	5,643
Advertising expense payables	19,761	13,728
Promotional expense payables	7,816	4,571
Others	4,742	3,371
Total	41,564	27,313